Trade and other receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	$ 1,641	$ 1,615
Additions	158	328
Reversals	(77)	(62)
Write-offs	(58)	(12)
Translation adjustment	126	(228)
Closing balance	1,790	1,641
Current	406	305
Non-current	$ 1,384	$ 1,336